Stockholders' Equity (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Summary of Input Variables
The input variables for the Black Scholes are noted in the table below:

	2021	2020
Risk-free interest rate	0.76%	0.36%
Expected life in years	4.47	5
Expected volatility	34.3%	30.0%
Expected dividend yield	0%	0%

The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.37%
Expected life in years	3
Expected volatility	60%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.
The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.

Summary of Share-based Compensation and Tax Benefit Recognized
Total share-based compensation and the related income tax benefit recognized in the Company’s consolidated statements of operations were as follows:

Successor
(in thousands)	Year Ended December 31, 2020
Performance condition awards	$—
Service condition awards	785
Market condition awards	33

Share-based compensation	818
Less: Income tax benefit	—

Share-based compensation, net of income tax benefit	$818

Summary of Changes in the Derivative Liability
The following is an analysis of changes in the derivative liability:

Level 3 (Black Scholes)
Liability at 12-16-2020	$22,113,000
Gain from 12-16-2020 to 12-31-2020	$(5,597,000)

Liability at 12-31-2020	$16,516,000

Summary of Analysis of Changes in Warrant Liability
The following is an analysis of changes in the warrant liability for the six months ended June 30, 2021:

(in thousands)	Level 3 (Black Scholes)
Liability at December 31, 2020	$16,516
Gain during the six months ended June 30, 2021	(7,673)

Liability at June 30, 2021	$8,843

Warrant [Member]
Summary of Input Variables for the Black Scholes	The input variables for the Black Scholes are noted in the table below:

Successor
2020
Risk-free interest rate	0.36%
Expected life in years	5
Expected volatility	30.0%
Expected dividend yield	0%

Restricted Stock [Member]
Summary of Activity of Shares
The following table summarizes activity of Restricted Stock Units during the six months ended June 30, 2021:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	1,250,000	$15.28
Granted	1,105,700	$14.62
Vested	—
Forfeited	(145,600)	$14.10

Non-vested at June 30, 2021	2,210,100	$14.94

The following table summarizes activity of Restricted Shares during 2020 (there was no activity prior to December 16, 2020):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Granted on December 16, 2020	1,300,000	$15.30
Vested	(50,000)	15.70
Forfeited	—	—

Non-vested at December 31, 2020	1,250,000	$15.28

Service Condition Shares [Member]
Summary of Activity of Shares
The following table summarizes activity of the restricted stock units by vesting condition during the six months ended June 30, 2021:

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45
Granted	713,700	$16.15	52,000	$16.15	340,000	$11.17
Vested	—		—		—
Forfeited	(85,600)	$16.15	—		(60,000)	$11.17

Non-vested at June 30, 2021	1,578,100	$15.81	252,000	$15.79	380,000	$10.76

The following table summarizes activity of the restricted shares during 2020 (there was no activity prior to December 16, 2020):

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Granted	950,000	$15.70	250,000	$15.70	100,000	$10.45
Vested	—	—	(50,000)	15.70	—	—
Forfeited	—	—	—	—	—	—

Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45

Performance Shares [Member]
Summary of Input Variables	The input variables are noted in the table below:

	2021	2020
Risk-free interest rate	0.54%	0.18%
Expected life in years	4	3
Expected volatility	63.3%	65.9%
Expected dividend yield (a)	0%	0%

The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.